Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Ordinary share, par value (in Dollars per share)	[1]	$ 0.00625	$ 0.00625
Ordinary share, shares authorized	[1]	80,000,000	80,000,000
Ordinary share, shares issued	[1]	24,000,000	24,000,000
Ordinary share, shares outstanding	[1]	24,000,000	24,000,000

[1]	Giving retroactive effect to the 24,000,000 shares issued and outstanding as of March 31, 2024 following the share consolidation and share split on August 22, 2024, starting from the earliest period presented.